SWP Growth & Income ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 77.5%	Shares	Value
Communication Services - 7.1%
Interactive Media & Services - 7.1%
Alphabet, Inc. - Class A	15,255	$ 5,802,087
Meta Platforms, Inc. - Class A	8,124	5,138,511
Total Communication Services		10,940,598

Consumer Discretionary - 7.7%
Hotels, Restaurants & Leisure - 3.9%
Booking Holdings, Inc. (a)	11,399	1,908,534
Darden Restaurants, Inc. (a)	12,288	2,505,646
Red Rock Resorts, Inc. - Class A	29,123	1,700,201
		6,114,381
Specialty Retail - 3.8%
Dick's Sporting Goods, Inc. (a)	10,789	2,455,253
TJX Cos., Inc. (a)	21,697	3,357,611
		5,812,864
Total Consumer Discretionary		11,927,245

Consumer Staples - 3.5%
Tobacco - 3.5%
Philip Morris International, Inc. (a)	22,755	4,036,282
Turning Point Brands, Inc.	16,805	1,427,249
Total Consumer Staples		5,463,531

Energy - 5.0%
Energy Equipment & Services - 1.5%
Baker Hughes Co. (a)	34,877	2,227,943

Oil, Gas & Consumable Fuels - 3.5%
Cameco Corp.	13,255	1,493,838
Canadian Natural Resources Ltd. (a)	40,254	1,826,324
Enbridge, Inc.	39,246	2,148,326
		5,468,488
Total Energy		7,696,431

Financials - 13.3%
Banks - 6.1%
Citigroup, Inc.	25,393	3,196,979
JPMorgan Chase & Co.	12,012	3,595,312
PNC Financial Services Group, Inc.	11,767	2,601,919
		9,394,210
Capital Markets - 4.3%
Blackrock, Inc. (a)	2,888	3,023,389
Blackstone, Inc.	26,373	3,084,850
Goldman Sachs Group, Inc.	484	496,371
		6,604,610
Consumer Finance - 2.0%
American Express Co.	9,908	3,135,585

Insurance - 0.9%
Progressive Corp.	7,443	1,417,147
Total Financials		20,551,552

Health Care - 10.3%
Biotechnology - 1.9%
AbbVie, Inc. (a)	13,423	2,922,456

Health Care Equipment & Supplies - 2.7%
Becton Dickinson & Co. (a)	11,025	1,621,998
Medtronic PLC (a)	34,393	2,538,547
		4,160,545
Health Care Providers & Services - 1.7%
Cencora, Inc.	10,059	2,709,492

Pharmaceuticals - 4.0%
AstraZeneca PLC	16,095	2,988,359
Eli Lilly & Co. (a)	2,857	3,156,985
		6,145,344
Total Health Care		15,937,837

Industrials - 9.5%
Aerospace & Defense - 1.9%
RTX Corp.	16,442	2,953,969

Electrical Equipment - 2.2%
Emerson Electric Co. (a)	23,284	3,348,705

Ground Transportation - 1.7%
Union Pacific Corp. (a)	9,720	2,552,861

Passenger Airlines - 1.3%
Delta Air Lines, Inc. (a)	24,200	1,996,016

Trading Companies & Distributors - 2.4%
United Rentals, Inc. (a)	3,742	3,725,797
Total Industrials		14,577,348

Information Technology - 17.3%
IT Services - 4.3%
Accenture PLC - Class A (a)	8,517	1,593,275
International Business Machines Corp. (a)	17,129	5,101,016
		6,694,291
Semiconductors & Semiconductor Equipment - 6.5%
Broadcom, Inc.	15,760	7,041,095
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,006	2,931,661
		9,972,756
Software - 2.3%
Microsoft Corp.	2,141	963,964
Oracle Corp.	2,873	648,666
Salesforce, Inc.	9,770	1,867,047
		3,479,677
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc. (a)	21,036	6,564,494
Total Information Technology		26,711,218

Materials - 1.8%
Metals & Mining - 1.8%
Freeport-McMoRan, Inc. (a)	43,231	2,840,709

Utilities - 2.0%
Electric Utilities - 2.0%
NextEra Energy, Inc. (a)	35,856		3,119,831
TOTAL COMMON STOCKS (Cost $114,375,513)			119,766,300

REAL ESTATE INVESTMENT TRUSTS - 4.4%	Shares		Value
Real Estate - 4.4%
Industrial REITs - 2.7%
Prologis, Inc.	29,236		4,194,489

Specialized REITs - 1.7%
Digital Realty Trust, Inc. (a)	13,784		2,618,960
Total Real Estate			6,813,449
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,324,858)			6,813,449

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.0%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (b)	12,280,447		12,280,447
TOTAL MONEY MARKET FUNDS (Cost $12,280,447)			12,280,447

TOTAL INVESTMENTS - 89.9% (Cost $132,980,818)			138,860,196
Other Assets in Excess of Liabilities - 10.1%		0.10063	15,537,023
TOTAL NET ASSETS - 100.0%			$ 154,397,219

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

SWP Growth & Income ETF
Schedule of Written Options
May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.6)%	Notional Amount	Contracts	Value
Call Options - (0.6)% (a)(b)
AbbVie, Inc., Expiration: 06/18/2026; Exercise Price: $230.00	$ (2,612,640)	(120)	$ (15,600)
Accenture PLC, Expiration: 06/18/2026; Exercise Price: $205.00	(1,421,732)	(76)	(33,440)
Apple, Inc., Expiration: 06/18/2026; Exercise Price: $325.00	(5,897,934)	(189)	(38,556)
AstraZeneca PLC, Expiration: 06/18/2026; Exercise Price: $200.00	(1,987,488)	(144)	(12,600)
Baker Hughes Co., Expiration: 06/18/2026; Exercise Price: $75.00	(1,999,444)	(313)	(4,695)
Becton Dickinson & Co., Expiration: 06/18/2026; Exercise Price: $155.00	(1,456,488)	(99)	(11,682)
Blackrock, Inc., Expiration: 06/18/2026; Exercise Price: $1,120.00	(2,617,200)	(25)	(13,375)
Booking Holdings, Inc., Expiration: 06/18/2026; Exercise Price: $174.00	(1,691,043)	(101)	(38,380)
Canadian Natural Resources Ltd., Expiration: 06/18/2026; Exercise Price: $55.00	(1,637,857)	(361)	(2,888)
Darden Restaurants, Inc., Expiration: 06/18/2026; Exercise Price: $220.00	(2,222,619)	(109)	(21,691)
Delta Air Lines, Inc., Expiration: 06/18/2026; Exercise Price: $85.00	(1,789,816)	(217)	(49,259)
Dick's Sporting Goods, Inc., Expiration: 06/18/2026; Exercise Price: $250.00	(2,184,672)	(96)	(23,136)
Digital Realty Trust, Inc., Expiration: 06/18/2026; Exercise Price: $207.50	(2,337,000)	(123)	(10,148)
Eli Lilly & Co., Expiration: 06/18/2026; Exercise Price: $1,160.00	(2,762,500)	(25)	(36,500)
Emerson Electric Co., Expiration: 06/18/2026; Exercise Price: $145.00	(2,991,456)	(208)	(74,880)
Freeport-McMoRan, Inc., Expiration: 06/18/2026; Exercise Price: $70.00	(2,549,548)	(388)	(65,960)
International Business Machines Corp., Expiration: 06/18/2026; Exercise Price: $280.00	(4,556,340)	(153)	(386,784)
Medtronic PLC, Expiration: 06/18/2026; Exercise Price: $84.00	(2,273,348)	(308)	(6,776)
NextEra Energy, Inc., Expiration: 06/18/2026; Exercise Price: $95.00	(2,801,722)	(322)	(4,830)
Philip Morris International, Inc., Expiration: 06/18/2026; Exercise Price: $205.00	(3,618,552)	(204)	(4,080)
TJX Cos., Inc., Expiration: 06/18/2026; Exercise Price: $167.50	(3,002,150)	(194)	(6,790)
Union Pacific Corp., Expiration: 06/18/2026; Exercise Price: $285.00	(2,284,968)	(87)	(9,135)
United Rentals, Inc., Expiration: 06/18/2026; Exercise Price: $1,000.00	(3,285,711)	(33)	(108,240)
TOTAL WRITTEN OPTIONS (Premiums received $399,661)			$ (979,425)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

SWP Growth & Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 119,766,300	$ –	$ –	$ 119,766,300
Real Estate Investment Trusts	6,813,449	–	–	6,813,449
Money Market Funds	12,280,447	–	–	12,280,447
Total Investments	$ 138,860,196	$ –	$ –	$ 138,860,196

Liabilities:
Investments:
Written Options	$ (952,597)	$ (26,828)	$ –	$ (979,425)
Total Investments	$ (952,597)	$ (26,828)	$ –	$ (979,425)

Refer to the Schedule of Investments for further disaggregation of investment categories.